ENTITY-WIDE DISCLOSURE:	6 Months Ended
Jun. 30, 2015
ENTITY-WIDE DISCLOSURE: [Abstract]
ENTITY-WIDE DISCLOSURE:
NOTE 9 - ENTITY-WIDE DISCLOSURE:

a.	Net revenues by geographic area were as follows:

	Six months ended June 30		Three months ended June 30
	2015	2014	2015	2014
United States	$557	$1,374	$109	$575
Israel	-	632	-	23
Total revenues	$557	$2,006	$109	$598

b.	Revenues from principal customers - revenues from single customers that exceed 10% of total revenues in the relevant period:

	Six months ended June 30		Three months ended June 30
	2015	2014	2015	2014
Customer A	$72	$444	$22	$207
Customer B	350	662	86	234
Customer C	135	268	1	134
Customer D	-	632	-	23

c.	Net revenues by type of payment:
Development service payments	$557	$1,406	$109	$598
Contingent payments	-	600	-	-
Total revenues	$557	$2,006	$109	$598